Notes Payable (Details) - Summary Of Company's Notes Payable - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total Notes Payable	$ 79,041,000	$ 79,923,000	$ 30,442,000
Less: unamortized debt issuance costs	(239,000)	(521,000)	(561,000)
Less: unamortized debt discount	(266,000)	(581,000)	(231,000)
Less: short-term portion	(38,425,000)	(464,000)	(4,036,000)
Total Notes Payable, less current portion	40,111,000	78,357,000	22,145,000
Horizon Loan [Member]
Debt Instrument [Line Items]
Total Notes Payable			18,000,000
Less: unamortized debt discount		(620,000)
Deutsche Bank Loan [Member]
Debt Instrument [Line Items]
Total Notes Payable	75,000,000	75,000,000
PGE Loan [Member]
Debt Instrument [Line Items]
Total Notes Payable	4,041,000	4,923,000	5,504,000
Less: short-term portion	(895,000)	$ (464,000)	(4,036,000)
PPP Loan [Member]
Debt Instrument [Line Items]
Total Notes Payable			6,938,000
Less: short-term portion			$ (3,469,000)
DB Loan [Member]
Debt Instrument [Line Items]
Less: short-term portion	$ (37,530,000)